File# 1-35942
CERT NYS

13002560

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

MAY 31 2013

Washington DC 20549

May 28, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

AMENDMENT to Certification filed on May 24, 2013

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, LightInTheBox Holding Co., Ltd., American Depositary Shares, each representing two ordinary shares and Ordinary Shares, par value US$0.000067 per share is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A/A received on May 28, 2013. Tentative listing date – June 6, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com